Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other general administrative expenses
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

Million euros
	2019	2018	2017
Property, fixtures and supplies (Note 2.k)	975	1,968	1,931
Technology and systems	2,161	1,550	1,257
Technical reports	677	707	759
Advertising	685	646	757
Taxes other than income tax	522	557	583
Communications	518	527	529
Surveillance and cash courier services	416	405	443
Per diems and travel expenses	226	225	217
Insurance premiums	86	76	78
Other administrative expenses	1,872	1,828	1,799
	8,138	8,489	8,353

Schedule of technical reports includes the fees paid by various Group companies
Technical reports includes the fees paid by the various Group companies (detailed in the accompanying Appendices) for the services provided by their respective auditors, the detail being as follows:

Million euros
	2019	2018	2017
Audit fees	98.2	92.1	88.1
Audit-related fees	7.4	6.8	6.7
Tax fees	0.7	0.9	1.3
All other fees	2.3	3.4	3.1
Total	108.6	103.2	99.2

Schedule of number of offices	The number of offices at 31 December 2019 and 2018 is as follow:

Number of branches
	Group
	2019	2018
Spain	3,286	4,427
Group	8,666	8,790
	11,952	13,217